Deferred Income Tax - Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Deductible temporary differences	¥ 229,111	¥ 232,242
Total deductible temporary differences and tax losses carried forward	703,122	891,320
Tax losses carried forward which will expire in 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	56,745	220,969
Tax losses carried forward which will expire in 2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	49,388	63,570
Tax losses carried forward which will expire in 3 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	37,702	49,388
Tax losses carried forward which will expire in 4 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	23,082	37,702
Tax losses carried forward which will expire in 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	16,054	23,082
Tax losses carried forward which will expire in 6 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	60,252	13,120
Tax losses carried forward which will expire in 7 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward		60,027
Tax losses carried forward which will expire in 8 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	137,202
Tax losses carried forward which will expire in 9 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	46,457	137,046
Tax losses carried forward which will expire in 10 years and thereafter [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward	¥ 47,129	¥ 54,174